Securitizations and Variable Interest Entities - Additional Information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 65	¥ 71	¥ 157	¥ 163
Debt securities issued by SPEs with an initial fair value	462	263	929	479
Cash inflows from third parties on the sale of debt securities	363	164	642	291
Cumulative balance of financial assets transferred to SPEs	5,891		5,891		¥ 5,656
Retained interests	275		275		233
Interests held in SPEs	15	¥ 5	27	¥ 11
Outstanding collateral service agreements and written credit default swap agreements	¥ 2		¥ 2		¥ 2
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect			10.00%	10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect			20.00%	20.00%